SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
SUBSEQUENT EVENTS [Text Block]

NOTE 15 – SUBSEQUENT EVENTS

Between October 1, 2015 through November 13, 2015, the Company entered into $160,000 of convertible promissory notes that were convertible into common stock at $0.07 per share. The convertible promissory notes had an 8% annual interest rate, seven month term and rights to 2,285,715 warrants with a two year term an exercise price of $0.07 per share.

NOTE 14 – SUBSEQUENT EVENTS

On April 7, 2015, the Company issued 2,000,000 restricted common shares to consultant for services rendered that were valued at the market value on that date of $0.07 per share.

On April 10, 2015, the Company issued 1,500,000 restricted common shares to consultant for services rendered that were valued at the market value on that date of $0.097 per share.

On April 27, 2015, the Company issued 2,000,000 restricted common shares to consultant for services rendered that were valued at the market value on that date of $0.08 per share.

On May 1, 2015, the Company issued 250,000 restricted common shares to consultant for services rendered that were valued at the market value on that date of $0.08 per share.

On May 6, 2015, the Company issued 3,000,000 restricted common shares to consultant for services rendered that were valued at the market value on that date of $0.097 per share.

On May 22, 2015, the Company issued 1,000,000 restricted common shares to consultant for services rendered that were valued at the market value on that date of $0.079 per share.

In consideration for the consulting services to be rendered to our company pursuant to a consulting agreement effective as of April 7, 2015, we issued 2,000,000 shares of our common stock to a consultant effective as of April 7, 2015. The issuance of these shares was exempt from registration pursuant to Section 4(a)(2) of the Securities Act of 1933.

In consideration for the consulting services to be rendered to our company pursuant to a service agreement effective as of April 10, 2015, we issued 1,500,000 shares of our common stock to a consultant effective as of April 10, 2015 and agreed to issue up to an additional 1,500,000 shares of our common stock upon the 180th day anniversary of the service agreement. The issuance of these shares was and will be exempt from registration pursuant to Section 4(a)(2) of the Securities Act of 1933.

In consideration for the consulting services to be rendered to our company pursuant to a consulting agreement effective as of May 1, 2015, we issued an aggregate of 250,000 shares of our common stock to a consultant effective as of May 1, 2015. The issuance of these shares was exempt from registration pursuant to Section 4(a)(2) of the Securities Act of 1933.

On May 7, 2015, we sold 1,428,571 units of our securities at a price of $0.07 per unit for gross proceeds of $100,000. Each unit consists of one share of our common stock and one non-transferable common stock purchase warrant, with each common stock purchase warrant entitling the holder to acquire one additional share of our common stock at a price of $0.10 per share for a period of two years. We issued the securities to one U.S. person (as that term is defined in Regulation S of the Securities Act of 1933) relying on Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act of 1933.

On May 8, 2015, we sold 714,286 units of our securities at a price of $0.07 per unit for gross proceeds of $50,000. Each unit consists of one share of our common stock and one non-transferable common stock purchase warrant, with each common stock purchase warrant entitling the holder to acquire one additional share of our common stock at a price of $0.10 per share for a period of two years. We issued the securities to one U.S. person (as that term is defined in Regulation S of the Securities Act of 1933) relying on Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act of 1933.

On May 11, 2015, we entered into a securities purchase agreement with Assurance Funding Solutions LLC, pursuant to which we sold a secured term note of our company in the aggregate principal amount of $250,000, together with 1,000,000 shares of our common stock, in consideration for $250,000. The secured term note bears interest at the rate of 15% per annum and matures on May 11, 2016. We may prepay the note by paying the holder 110% of the principal amount outstanding together with accrued but unpaid interest thereon, provided that we provide written notice to the holder at least 30 days prior to the date of prepayment. Pursuant to the securities purchase agreement, we paid Assurance Funding Solutions LLC $10,000 for legal fees incurred by it and granted it piggyback registration rights. In connection with the securities purchase agreement, we also entered into a general security agreement dated May 11, 2015 with Assurance Funding Solutions LLC. The issuance and sale of securities by us under the securities purchase agreement with Assurance Funding Solutions LLC was exempt from registration pursuant to Section 4(a)(2) of the Securities Act of 1933 and Rule 506 promulgated thereunder.

On June 11, 2015, we sold 714,286 units of our securities at a price of $0.07 per unit for gross proceeds of $50,000. Each unit consists of one share of our common stock and one non-transferable common stock purchase warrant, with each common stock purchase warrant entitling the holder to acquire one additional share of our common stock at a price of $0.10 per share for a period of two years. We issued the securities to one U.S. person (as that term is defined in Regulation S of the Securities Act of 1933) relying on Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act of 1933.

On June 19, 2015, we sold 2,582,857 units of our securities at a price of $0.07 per unit for gross proceeds of $180,800. Each unit consists of one share of our common stock and one non-transferable common stock purchase warrant, with each common stock purchase warrant entitling the holder to acquire one additional share of our common stock at a price of $0.10 per share for a period of two years. We issued the securities to one U.S. person (as that term is defined in Regulation S of the Securities Act of 1933) relying on Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act of 1933.

On June 26, 2015, we sold 714,286 units of our securities at a price of $0.07 per unit for gross proceeds of $50,000. Each unit consists of one share of our common stock and one non-transferable common stock purchase warrant, with each common stock purchase warrant entitling the holder to acquire one additional share of our common stock at a price of $0.10 per share for a period of two years. We issued the securities to one U.S. person (as that term is defined in Regulation S of the Securities Act of 1933) relying on Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act of 1933.

On June 29, 2015, we sold 714,286 units of our securities at a price of $0.07 per unit for gross proceeds of $50,000. Each unit consists of one share of our common stock and one non-transferable common stock purchase warrant, with each common stock purchase warrant entitling the holder to acquire one additional share of our common stock at a price of $0.10 per share for a period of two years. We issued the securities to one U.S. person (as that term is defined in Regulation S of the Securities Act of 1933) relying on Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act of 1933.

On June 30, 2015, we sold 714,286 units of our securities at a price of $0.07 per unit for gross proceeds of $50,000. Each unit consists of one share of our common stock and one non-transferable common stock purchase warrant, with each common stock purchase warrant entitling the holder to acquire one additional share of our common stock at a price of $0.10 per share for a period of two years. We issued the securities to one U.S. person (as that term is defined in Regulation S of the Securities Act of 1933) relying on Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act of 1933.

On June 30 2015, we sold 357,143 units of our securities at a price of $0.07 per unit for gross proceeds of $25,000. Each unit consists of one share of our common stock and one non-transferable common stock purchase warrant, with each common stock purchase warrant entitling the holder to acquire one additional share of our common stock at a price of $0.10 per share for a period of two years. We issued the securities to one U.S. person (as that term is defined in Regulation S of the Securities Act of 1933) relying on Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act of 1933.

On June 30, 2015, we sold 357,143 units of our securities at a price of $0.07 per unit for gross proceeds of $25,000. Each unit consists of one share of our common stock and one non-transferable common stock purchase warrant, with each common stock purchase warrant entitling the holder to acquire one additional share of our common stock at a price of $0.10 per share for a period of two years. We issued the securities to one U.S. person (as that term is defined in Regulation S of the Securities Act of 1933) relying on Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act of 1933.

On June 30, 2015, we sold 357,143 units of our securities at a price of $0.07 per unit for gross proceeds of $25,000. Each unit consists of one share of our common stock and one non-transferable common stock purchase warrant, with each common stock purchase warrant entitling the holder to acquire one additional share of our common stock at a price of $0.10 per share for a period of two years. We issued the securities to one U.S. person (as that term is defined in Regulation S of the Securities Act of 1933) relying on Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act of 1933.

On July 1, 2015, we sold 357,143 units of our securities at a price of $0.07 per unit for gross proceeds of $25,000. Each unit consists of one share of our common stock and one non-transferable common stock purchase warrant, with each common stock purchase warrant entitling the holder to acquire one additional share of our common stock at a price of $0.10 per share for a period of two years. We issued the securities to one U.S. person (as that term is defined in Regulation S of the Securities Act of 1933) relying on Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act of 1933.

On July 2, 2015, we sold 500,000 units of our securities at a price of $0.07 per unit for gross proceeds of $35,000. Each unit consists of one share of our common stock and one non-transferable common stock purchase warrant, with each common stock purchase warrant entitling the holder to acquire one additional share of our common stock at a price of $0.10 per share for a period of two years. We issued the securities to one U.S. person (as that term is defined in Regulation S of the Securities Act of 1933) relying on Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act of 1933.

On July 6, 2015, we sold 357,143 units of our securities at a price of $0.07 per unit for gross proceeds of $25,000. Each unit consists of one share of our common stock and one non-transferable common stock purchase warrant, with each common stock purchase warrant entitling the holder to acquire one additional share of our common stock at a price of $0.10 per share for a period of two years. We issued the securities to one U.S. person (as that term is defined in Regulation S of the Securities Act of 1933) relying on Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act of 1933.